Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Entity Registrant Name	RADWARE LTD.
Entity Central Index Key	0001094366
Amendment Flag	false
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	000-30324
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	22 Raoul Wallenberg Street
Entity Address, City or Town	Tel Aviv
Entity Address, Postal Zip Code	6971917
Entity Address Country	IL
Title of 12(b) Security	Ordinary Shares,NIS 0.05 par value per share
Trading Symbol	RDWR
Name of Exchange on which Security is Registered	NASDAQ
Entity Common Stock, Shares Outstanding	43,145,971
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Auditor Attestation Flag	true
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Name	KOST FORER GABBAY & KASIERER
Auditor Location	Tel-Aviv, Israel
Auditor Firm Id	1281
Document Financial Statement Error Correction [Flag]	false
Auditor Opinion [Text Block]
Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Radware Ltd. and its subsidiaries (the Company) as of December 31, 2025 and 2024, the related consolidated statements of income (loss), comprehensive income (loss), changes in shareholders' equity and cash flows for each of the three years in the period ended December 31, 2025, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025, in conformity with U.S. generally accepted accounting principles.

We also have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), the Company's internal control over financial reporting as of December 31, 2025, based on criteria established in Internal Control-Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission (2013 framework) and our report dated March 31, 2026, expressed an unqualified opinion thereon.

Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Guy Avidan
Entity Address, Address Line One	22 Raoul Wallenberg Street
Entity Address, City or Town	Tel Aviv
Entity Address, Postal Zip Code	6971917
Entity Address Country	IL
City Area Code	972-3
Local Phone Number	7668666
Contact Personnel Fax Number	7668982